Interest Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interest Expense
Lease liability (Note 13)	$ 1,129,382	$ 1,120,925	$ 3,350,698	$ 3,385,978	$ 4,515,112	$ 0
Other					668,705	0
Interest Expense	$ 1,183,968	$ 1,093,562	$ 3,694,798	$ 3,757,176	$ 5,183,817	$ 0